Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net (loss) income	$ (176,952,806)	$ 66,140,805	$ 139,760,782
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation	21,050,529	9,654,039	2,964,283
Inventories provision and write-off	62,311,983	36,708,352
Impairment of property and equipment	42,570,833	16,297,933
Provision for expected credit losses	1,649,653
Write-down of prepaid expenses	3,968,211
Change in fair value of cryptocurrencies	23,355,675	8,446,437	(312,722)
Cryptocurrencies mined	(48,801,605)	(103,868,145)	(37,003,196)
Loss from disposal of property and equipment	818,395	1,886,990	290,619
Share-based compensation	555,045
Employee compensation settled by cryptocurrencies	1,172,391	969,477	10,264,540
Expenses settled by cryptocurrencies	4,377,234	7,329,446	3,418,735
Cryptocurrencies paid to mining pool participants	5,803,256	58,269,299	23,765,150
Cryptocurrencies received from mining machine revenue	(13,920,228)	(183,749,800)	(198,127,459)
Cryptocurrencies received from hosting revenue	(3,286,206)	(5,643,613)	(18,592)
Realized loss on future contracts	560,492	726,746
Rewards earned from crypto short-term investments (right to receive cryptocurrencies)	(438,266)	(3,653,722)
Non-cash operating leases expense	204,387	12,334	1,362
Deferred income tax expense (recovery)	2,112,353	(2,112,353)	(278,065)
Expense of deferred issuance costs		594,473	337,829
Changes in operating assets and liabilities
Accounts receivable		2,807,030	(2,807,030)
Inventories	(74,133,471)	(120,843,518)	(3,534,937)
Prepaid expenses and other assets	(585,280)	(2,697,474)	(7,545,062)
Other receivables	2,938,361	(7,502,635)	(1,043,291)
Accounts payable and accrued liabilities	(4,086,929)	5,220,760	3,473,662
Contract liabilities	(87,222)	(298,688)	353,636
Taxes payable	(17,758,521)	16,368,853	34,072,676
Other payables	(82,514)	(400,342)	681,679
Operating lease liabilities	(225,606)
Due to related party	13,418
Net cash used in operating activities	(166,896,438)	(199,337,316)	(31,285,401)
Cash Flows from Investing Activities:
Proceeds from disposal of property and equipment	218,848
Purchase of property and equipment	(4,186,198)	(12,968,470)	(6,685,461)
Proceeds received from sale of cryptocurrencies	59,515,915	280,951,961	84,426,550
Net cash provided by investing activities	55,548,565	267,983,491	77,741,089
Cash Flows from Financing Activities:
Advance from (Repayments to) related parties		(110,721)	141,099
Increase in deferred issuance costs		(427,965)	(502,683)
Dividend paid	(4,051,000)
Proceeds from initial public offering, net of issuance cost	26,878,358
Proceeds from share issuance	2,500
Net cash provided by (used in) financing activities	22,829,858	(538,686)	(361,584)
Effect of foreign exchange rate changes			1,024
Net (decrease) increase in cash and cash equivalents	(88,518,015)	68,107,489	46,095,128
Cash and cash equivalents, beginning of year	114,804,348	46,696,859	601,731
Cash and cash equivalents, end of year	26,286,333	114,804,348	46,696,859
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS INFORMATION:
Income taxes paid	18,130,952	381,808	17,488
Cryptocurrencies invested in short-term investments and future contracts	50,811,461	331,569,220
Accounts payable and accrued liabilities settled cryptocurrencies		1,802,802	292,684
Redemption of cryptocurrency short-term investments and future contracts	66,882,828	319,029,349
Cryptocurrencies used for payments of due to related parties		433,833	150,714
Cryptocurrencies used to pay dividends	949,000	5,000,000
Cryptocurrencies received from loan lent to related parties	101,336
Cryptocurrencies lent to third party	5,000,000
Cryptocurrencies received from repayment of cryptocurrency loan to third party	5,197,014
Deferred offering costs recognized against the proceeds from the offering	795,797
Property and equipment transferred from inventory	16,045,768	75,178,970
Right-of-use assets acquired in exchange for operating lease liabilities		$ 347,587	$ 382,990